Quarterly Report
September 30, 2023
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Aerospace & Defense – 3.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$190,000	$189,220
Bombardier, Inc., 7.125%, 6/15/2026 (n)	516,000	499,932
Bombardier, Inc., 7.5%, 2/01/2029 (n)	380,000	360,607
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,070,000	994,554
Moog, Inc., 4.25%, 12/15/2027 (n)	900,000	812,628
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	991,000	772,198
TransDigm, Inc., 6.25%, 3/15/2026 (n)	804,000	789,995
TransDigm, Inc., 5.5%, 11/15/2027	985,000	922,304
TransDigm, Inc., 6.75%, 8/15/2028 (n)	699,000	688,158
TransDigm, Inc., 4.625%, 1/15/2029	569,000	496,948
TransDigm, Inc., 6.875%, 12/15/2030 (n)	1,524,000	1,494,349
		$8,020,893
Airlines – 0.6%
Air Canada, 3.875%, 8/15/2026 (n)	$1,022,000	$927,525
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	532,380	495,140
		$1,422,665
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 1.619% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) 4/26/2050 (a)(n)(p)	$1,359,636	$136
Automotive – 3.1%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$811,000	$808,674
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	374,000	365,117
Dana, Inc., 5.375%, 11/15/2027	706,000	653,151
Dana, Inc., 4.25%, 9/01/2030	462,000	370,801
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	764,000	631,570
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	2,300,000	2,180,592
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	1,220,000	1,116,702
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	627,000	484,044
Wabash National Corp., 4.5%, 10/15/2028 (n)	759,000	639,352
		$7,250,003
Broadcasting – 0.8%
Banijay Group S.A.S., 8.125%, 4/30/2029 (n)	$500,000	$496,255
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	970,000	783,275
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)	810,000	726,313
		$2,005,843
Brokerage & Asset Managers – 1.9%
AG Issuer LLC, 6.25%, 3/01/2028 (n)	$153,000	$142,884
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	816,000	821,002
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	922,000	816,272
LPL Holdings, Inc., 4%, 3/15/2029 (n)	526,000	458,600
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	594,000	508,139
NFP Corp., 4.875%, 8/15/2028 (n)	815,000	717,489
NFP Corp., 6.875%, 8/15/2028 (n)	850,000	728,176
NFP Corp., 8.5%, 9/30/2031 (n)	220,000	220,334
		$4,412,896
Building – 3.3%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	$919,000	$764,834
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	1,108,000	954,464
Interface, Inc., 5.5%, 12/01/2028 (n)	1,302,000	1,106,852
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	768,000	634,556

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		$725,000	$715,938
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		1,056,000	1,011,120
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		553,000	470,965
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	235,000	219,080
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$487,000	439,269
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		985,000	815,776
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		892,000	788,359
			$7,921,213
Business Services – 1.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$418,000	$387,635
GTCR W-2 Merger Sub LLC, 7.5%, 1/14/2031 (n)		358,000	358,501
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		727,000	670,552
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		698,000	645,286
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		1,035,000	1,035,180
			$3,097,154
Cable TV – 8.4%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,339,000	$1,020,050
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		688,000	641,021
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,998,000	2,516,675
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,585,000	1,300,989
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,107,000	881,215
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		757,000	557,362
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		1,200,000	976,934
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		600,000	389,577
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,045,000	585,509
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		400,000	283,086
DISH DBS Corp., 7.75%, 7/01/2026		505,000	378,750
DISH DBS Corp., 5.25%, 12/01/2026 (n)		700,000	594,896
DISH DBS Corp., 5.125%, 6/01/2029		609,000	337,617
DISH Network Corp., 11.75%, 11/15/2027 (n)		365,000	367,725
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		1,082,000	993,817
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		325,000	261,428
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		628,000	536,041
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,708,000	1,510,694
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		619,000	468,868
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		800,000	720,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		583,000	551,664
Videotron Ltd., 3.625%, 6/15/2029 (n)		533,000	445,026
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,400,000	1,100,440
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,261,000	1,088,142
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,945,000	1,450,999
			$19,958,525
Chemicals – 3.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$834,000	$774,938
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		570,000	474,577
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		1,189,000	1,026,092
Ingevity Corp., 3.875%, 11/01/2028 (n)		1,486,000	1,225,237
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		907,000	754,080
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		1,051,000	848,265
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		610,000	522,713
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	677,000	728,918
Tronox, Inc., 4.625%, 3/15/2029 (n)		$228,000	183,997
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		1,139,000	1,123,617
			$7,662,434

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$641,000	$591,764
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		456,000	454,313
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		245,000	212,097
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		844,000	727,644
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		908,000	822,023
			$2,807,841
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,471,000	$1,422,634
Sabre GLBL, Inc., 8.625%, 5/31/2027 (n)		374,000	317,080
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		387,000	355,111
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,503,000	1,418,291
Virtusa Corp., 7.125%, 12/15/2028 (n)		627,000	506,302
			$4,019,418
Conglomerates – 3.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$563,000	$497,751
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,598,000	1,398,250
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		909,000	966,091
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,303,000	1,254,365
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,105,000	1,076,809
Griffon Corp., 5.75%, 3/01/2028		999,000	906,857
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		798,000	642,583
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		628,000	606,630
TriMas Corp., 4.125%, 4/15/2029 (n)		1,652,000	1,416,086
			$8,765,422
Construction – 1.1%
Dream Finders Homes, Inc., 8.25%, 8/15/2028 (n)		$593,000	$597,015
Empire Communities Corp., 7%, 12/15/2025 (n)		489,000	465,904
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		510,000	465,442
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		522,000	444,264
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		665,000	577,120
			$2,549,745
Consumer Products – 1.9%
Acushnet Co., 7.375%, 10/14/2028 (n)		$146,000	$146,730
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	465,000	391,865
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$896,000	747,757
HFC Prestige Products, Inc. / HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		911,000	889,446
Newell Brands, Inc., 6.375%, 9/15/2027		713,000	680,190
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		984,000	915,429
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		455,000	366,275
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		492,000	314,732
			$4,452,424
Consumer Services – 4.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$1,099,000	$982,961
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		465,000	346,652
ANGI Group LLC, 3.875%, 8/15/2028 (n)		921,000	720,660
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		833,000	676,396
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		690,000	636,594
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,487,000	1,251,092
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		733,000	700,833
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		726,000	669,602
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		1,205,000	1,080,301
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		314,000	259,100
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		80,000	63,130
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		626,000	452,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	$675,000	$468,539
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,341,000	1,129,367
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	742,000	692,842
		$10,130,636
Containers – 3.0%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)	$312,000	$235,386
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	550,000	458,586
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	1,350,000	1,056,471
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,100,000	917,945
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	1,628,000	1,330,054
Crown Americas LLC, 5.25%, 4/01/2030	440,000	407,528
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,001,000	940,940
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	485,000	465,823
LABL, Inc., 5.875%, 11/01/2028 (n)	761,000	683,164
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)	381,000	367,564
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	384,000	350,932
		$7,214,393
Electronics – 1.6%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$593,000	$527,815
Entegris, Inc., 3.625%, 5/01/2029 (n)	570,000	484,055
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	335,000	331,113
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,163,000	1,127,456
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	580,000	540,342
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	154,000	132,980
Synaptics, Inc., 4%, 6/15/2029 (n)	838,000	691,350
		$3,835,111
Energy - Independent – 3.8%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$687,000	$687,981
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	228,000	221,064
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	723,000	735,652
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	456,000	465,790
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,164,000	1,070,755
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	1,021,000	956,636
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	680,000	652,916
Matador Resources Co., 6.875%, 4/15/2028 (n)	858,000	842,421
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	670,000	648,975
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	155,000	156,003
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,203,000	1,131,644
Permian Resources Operating LLC, 7%, 1/14/2032 (n)	265,000	261,346
Sitio Royalties Operating Partnership, LP, 7.875%, 10/31/2028 (n)	595,000	596,488
SM Energy Co., 6.5%, 7/15/2028	600,000	576,000
		$9,003,671
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/14/2029 (n)	$464,000	$463,397
Entertainment – 2.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$709,000	$689,704
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	963,000	871,731
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	512,000	534,490
Carnival Corp. PLC, 4%, 8/01/2028 (n)	228,000	197,693
Carnival Corp. PLC, 6%, 5/01/2029 (n)	266,000	226,893
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	707,000	652,733
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	661,000	611,757
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	911,000	835,379
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	760,000	667,584

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	$305,000	$276,025
VOC Escrow Ltd., 5%, 2/15/2028 (n)	461,000	419,283
		$5,983,272
Financial Institutions – 4.9%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$863,898	$738,633
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	988,000	962,287
Credit Acceptance Corp., 6.625%, 3/15/2026	107,000	103,157
Freedom Mortgage Corp., 7.625%, 4/30/2026 (n)	377,000	351,390
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	1,926,562	1,835,050
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,287,000	1,029,600
Macquarie AirFinance Holdings Ltd., 8.125%, 3/29/2029 (n)	162,000	162,219
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	968,000	981,310
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,339,000	1,265,251
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	190,000	157,172
OneMain Finance Corp., 6.875%, 3/15/2025	732,000	726,197
OneMain Finance Corp., 7.125%, 3/15/2026	1,053,000	1,031,289
OneMain Finance Corp., 5.375%, 11/15/2029	372,000	311,550
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	636,000	525,804
SLM Corp., 3.125%, 11/02/2026	1,066,000	924,642
UWM Holdings Corp., 5.5%, 4/15/2029 (n)	737,000	622,765
		$11,728,316
Food & Beverages – 2.7%
B&G Foods, Inc., 5.25%, 9/15/2027	$235,000	$196,806
B&G Foods, Inc., 8%, 9/14/2028 (n)	281,000	281,383
BellRing Brands, Inc., 7%, 3/15/2030 (n)	1,045,000	1,028,969
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,093,000	1,035,553
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	854,000	807,345
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,169,000	1,000,991
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	1,338,000	1,143,990
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,068,000	954,544
		$6,449,581
Gaming & Lodging – 2.9%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$178,000	$150,777
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	784,000	762,880
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	853,000	857,066
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	832,000	795,783
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	754,000	616,158
Sands China Ltd., 4.875%, 6/17/2030	700,000	604,284
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	979,000	879,321
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	849,000	757,706
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	607,000	526,240
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	951,000	831,294
		$6,781,509
Industrial – 1.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$400,000	$377,796
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	540,000	500,850
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,291,000	1,129,592
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)	458,000	458,705
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,204,000	1,077,580
		$3,544,523
Insurance - Property & Casualty – 2.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$525,000	$509,932
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	380,000	319,317
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	838,000	704,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$610,000	$567,307
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,140,000	987,261
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	761,000	666,810
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	740,000	640,637
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	554,000	544,559
Hub International Ltd., 5.625%, 12/01/2029 (n)	910,000	792,390
Hub International Ltd., 7.25%, 6/15/2030 (n)	624,000	622,858
		$6,355,279
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$439,000	$437,990
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	1,254,000	1,272,810
Terex Corp., 5%, 5/15/2029 (n)	891,000	797,913
		$2,508,713
Major Banks – 0.4%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$980,000	$974,957
Medical & Health Technology & Services – 5.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$777,376
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,341,000	1,222,561
Bausch & Lomb Escrow Corp., 8.375%, 9/30/2028 (n)	566,000	567,681
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,330,000	1,140,436
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	546,000	509,145
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,051,000	534,696
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	913,000	694,041
Encompass Health Corp., 5.75%, 9/15/2025	329,000	323,597
Encompass Health Corp., 4.75%, 2/01/2030	944,000	835,149
Encompass Health Corp., 4.625%, 4/01/2031	155,000	131,390
IQVIA, Inc., 5%, 5/15/2027 (n)	1,310,000	1,234,777
IQVIA, Inc., 6.5%, 5/15/2030 (n)	600,000	587,262
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	380,000	326,800
Star Parent, Inc., 9%, 9/30/2030 (n)	226,000	228,374
Tenet Healthcare Corp., 6.125%, 10/01/2028	655,000	614,881
Tenet Healthcare Corp., 4.375%, 1/15/2030	305,000	262,338
Tenet Healthcare Corp., 6.125%, 6/15/2030	911,000	854,107
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	377,000	363,605
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	749,000	644,140
		$11,852,356
Medical Equipment – 1.1%
Embecta Corp., 5%, 2/15/2030 (n)	$912,000	$711,360
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	1,098,000	1,146,153
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	540,000	466,720
Teleflex, Inc., 4.625%, 11/15/2027	448,000	411,040
		$2,735,273
Metals & Mining – 3.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$792,000	$770,882
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	852,000	731,069
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	399,000	344,462
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	1,777,000	1,462,099
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	1,121,000	866,864
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	206,000	195,185
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,159,000	1,012,027
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	685,000	542,608
Novelis Corp., 3.25%, 11/15/2026 (n)	631,000	563,544
Novelis Corp., 4.75%, 1/30/2030 (n)	905,000	783,232
Novelis Corp., 3.875%, 8/15/2031 (n)	488,000	389,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	$530,294	$456,053
		$8,117,734
Midstream – 4.5%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$873,000	$755,181
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,201,000	1,009,937
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,951,000	1,830,950
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	307,000	295,929
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	370,000	361,264
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	821,000	769,687
NuStar Logistics, LP, 6.375%, 10/01/2030	761,000	720,865
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	247,000	232,146
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,393,000	1,267,630
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	1,187,000	998,835
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	337,000	321,454
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	750,000	615,466
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	774,000	766,371
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	734,000	721,567
		$10,667,282
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$200,000	$187,903
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	1,227,000	1,116,909
		$1,304,812
Oil Services – 0.6%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$989,000	$955,621
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	475,000	458,398
		$1,414,019
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)	$1,651,000	$1,407,444
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	790,000	745,104
Puma International Financing S.A., 5%, 1/24/2026	369,000	336,720
		$2,489,268
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$1,035,000	$926,425
NCR Corp., 5.125%, 4/15/2029 (n)	569,000	501,323
		$1,427,748
Pharmaceuticals – 1.1%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$537,000	$530,810
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	580,000	393,501
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	127,000	74,968
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	839,000	729,014
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	1,026,000	822,188
		$2,550,481
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$230,000	$221,030
GFL Environmental, Inc., 4%, 8/01/2028 (n)	878,000	767,167
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	330,000	293,340
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	410,000	356,130
Stericycle, Inc., 3.875%, 1/15/2029 (n)	1,135,000	978,767
		$2,616,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$988,000	$773,110
Taseko Mines Ltd., 7%, 2/15/2026 (n)	741,000	692,190
		$1,465,300
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026	$1,055,000	$987,385
Real Estate - Other – 0.7%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	$664,000	$652,376
XHR LP, REIT, 4.875%, 6/01/2029 (n)	1,066,000	906,100
		$1,558,476
Restaurants – 0.3%
Fertitta Entertainment LLC, 4.625%, 1/15/2029 (n)	$228,000	$193,230
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	766,000	624,367
		$817,597
Retailers – 1.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$1,016,000	$872,622
Bath & Body Works, Inc., 5.25%, 2/01/2028	1,482,000	1,371,523
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	896,000	784,529
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)	494,000	463,425
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	1,036,000	751,018
		$4,243,117
Specialty Stores – 1.4%
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	$763,000	$643,056
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	550,000	438,955
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	499,000	325,771
Penske Automotive Group Co., 3.75%, 6/15/2029	1,051,000	884,670
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	1,025,000	955,186
		$3,247,638
Telecommunications - Wireless – 1.0%
Altice France S.A., 6%, 2/15/2028 (n)	$1,235,000	$610,616
SBA Communications Corp., 3.875%, 2/15/2027	643,000	589,165
SBA Communications Corp., 3.125%, 2/01/2029	1,466,000	1,222,750
		$2,422,531
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$458,000	$389,303
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024	$1,282,000	$1,258,664
Utilities - Electric Power – 3.4%
Calpine Corp., 4.5%, 2/15/2028 (n)	$1,057,000	$952,596
Calpine Corp., 5.125%, 3/15/2028 (n)	1,187,000	1,056,950
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	801,000	716,382
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,711,000	1,349,634
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	27,000	26,424
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	146,000	139,795
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	815,000	738,844
Pacific Gas & Electric Co., 6.1%, 1/15/2029	355,000	346,737
Pacific Gas & Electric Co., 6.4%, 6/15/2033	443,000	426,979
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	750,000	735,938
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,296,000	1,176,120

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	$469,000	$400,714
		$8,067,113
Total Bonds		$228,952,501
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	10,701	$232,747
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$397,130
Total Common Stocks		$629,877
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	1,118	$7,826
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	1,118	6,708
Total Contingent Value Rights		$14,534
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	6/24/22	11,113	$2,034

Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.4% (v)	4,059,777	$4,060,589
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Russell 2000 Index – December 2024 @ $1,800	Put	JPMorgan Chase Bank N.A.	$ 4,462,756	25	$308,325
Other Assets, Less Liabilities – 1.5%	3,457,855
Net Assets – 100.0%	$237,425,715
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,060,589 and $229,907,271, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $197,451,066, representing 83.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 9/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,957,628	EUR	1,736,828	State Street Bank Corp.	10/20/2023	$120,088
Liability Derivatives
EUR	155,047	USD	171,045	Barclays Bank PLC	10/20/2023	$(7,007)
EUR	164,317	USD	175,582	JPMorgan Chase Bank N.A.	10/20/2023	(1,737)
EUR	91,834	USD	103,615	State Street Bank Corp.	10/20/2023	(6,456)
GBP	66,095	USD	85,271	Barclays Bank PLC	10/20/2023	(4,621)
						$(19,821)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	14	$1,592,938	December – 2023	$(87,755)
At September 30, 2023, the fund had cash collateral of $54,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$308,325	$—	$397,130	$705,455
Luxembourg	—	247,281	—	247,281
United Kingdom	—	2,034	—	2,034
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,258,664	—	1,258,664
U.S. Corporate Bonds	—	190,886,858	—	190,886,858
Asset-Backed Securities (including CDOs)	—	136	—	136
Foreign Bonds	—	36,806,843	—	36,806,843
Mutual Funds	4,060,589	—	—	4,060,589
Total	$4,368,914	$229,201,816	$397,130	$233,967,860
Other Financial Instruments
Futures Contracts – Liabilities	$(87,755)	$—	$—	$(87,755)
Forward Foreign Currency Exchange Contracts – Assets	—	120,088	—	120,088
Forward Foreign Currency Exchange Contracts – Liabilities	—	(19,821)	—	(19,821)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/22	$502,144
Realized gain (loss)	138,953
Change in unrealized appreciation or depreciation	(105,014)
Sales	(138,953)
Balance as of 9/30/23	$397,130
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30,2023 is $23,560. At September 30, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,222,525	$48,804,117	$46,966,957	$834	$70	$4,060,589
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$214,755	$—